Acquisition of Lantern Rigs - Earnings Since Acquisition (Details)			12 Months Ended
	Nov. 24, 2014 USD ($)	Jan. 29, 2014 USD ($) drilling_rig	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Property, plant and equipment	$ 101,529,882
Consideration transferred	$ 183,630,000
Lantern Rigs
Business Acquisition [Line Items]
Number of drilling rigs acquired | drilling_rig		5
Consideration transferred		$ 50,557,053
Revenue of acquiree since acquisition date			$ 16,069,976	$ 24,262,672	$ 34,698,597
Net income (loss)			$ (7,409,865)	$ 609,069	$ 6,873,499
Drilling Rigs | Lantern Rigs
Business Acquisition [Line Items]
Property, plant and equipment		$ 47,225,000